THE OLSTEIN FUNDS

The Olstein All Cap Value Fund
The Olstein Strategic Opportunities Fund

Supplement dated June 9, 2015 to the Statement of Additional Information dated
April 28, 2015

The following replaces in its entirety the information appearing under the heading “Independent Trustees” in the table in the section entitled “MANAGEMENT OF THE FUNDS -  Board of Trustees and Officers of the Trust” on pages 16 and 17 of the Statement of Additional Information:

Name, Address and Age	Position and Office With the Trust	Term of Office** and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Fred W. Lange 4 Manhattanville Road Purchase, NY 10577 Age: 82	Trustee	Since 1995	Private investor.	2	Wagner College
John Lohr 4 Manhattanville Road Purchase, NY 10577 Age: 70	Trustee	Since 1996	Owner, Howling Wolf Enterprises LLC (financial educator), since 1986; General Counsel, LFG, Inc. (provider of investment products), September 1995 – October 2002; and President, Lockwood Financial Services (broker-dealer), January 1996 – September 2002.	2	LAMCO Advisory Services (investment adviser); Howling Wolf Enterprises LLC (publishing); Howling Wolf Capital Partners LLC (private equity company)
D. Michael Murray 4 Manhattanville Road Purchase, NY 10577 Age: 75	Trustee	Since 1996	President, Murray, Montgomery & O’Donnell (consultants), since 1968.	2	The Eric Fund (charitable organization); Stuart Murray Group LLC (government relations)
Lawrence K. Wein 4 Manhattanville Road Purchase, NY 10577 Age: 73	Lead Independent Trustee	Since 1995	Private Consultant for telecommunications industry, since July 2001; Former Vice President-Wholesale Business Operations, Concert Communications an	2	eRooms Systems Technologies (ERMS.OB)

Name, Address and Age	Position and Office With the Trust	Term of Office** and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
ATT/BT Company, April 2000 – June 2001; Former Executive Manager, AT&T, Inc., for 35 years, retired July 2001.
Daniel G. Nelson 4 Manhattanville Road Purchase, NY 10577 Age: 70	Trustee	Since 2014	Senior Vice President, Ingalls & Snyder LLC (investment adviser and broker-dealer), since May 2015; Managing Director, Morgan Stanley Wealth Management Research and Strategy Group, Morgan Stanley, June 2010 – January 2013; Managing Director, Smith Barney Research and Strategy Group, Citi-Smith Barney, June 1980 – June 2010.	2	None

 ** Each Trustee holds office for an indefinite term.